INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the credit for income taxes are as follows:

	Year Ended March 31,
	2016	2015	2014
Federal:
Current	$—	$—	$—
Deferred	—	—	—

State
Current	(4,048)	$(3,248)	$(3,099)
Deferred	—	—	—

Sale of New Jersey Net Operating Losses	524,500	—	295,710

Net Credit for Income Taxes	$520,452	$(3,248)	$292,611

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The Major components of deferred tax assets and liabilities at March 31, 2016 and 2015 are as follows (amounts in thousands of dollars):

	March 31,
	2016	2015	2014
Federal
Net Operating Loss Carry forward	$27,033	$24,547	$19,813
Valuation Allowance	(27,033)	(24,547)	(19,813)
	$—	$—	$—

State
Net Operating Loss Carryforwards	$2,722	$2,602	$1,318
Valuation Allowance	(2,722)	(2,602)	(1,318)
	$—	$—	$—